CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Dec. 31, 2022	Dec. 31, 2021
CONSOLIDATED BALANCE SHEETS
Common stock, par value (in dollars per share)	$ 0	$ 0
Common stock, shares outstanding	63,011,777	62,971,859